Shareholder Report, Average Annual Return (Details)	6 Months Ended
Jun. 30, 2024
C000246534
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Federated Hermes Total Return Bond ETF at NAV
Without Sales Load [Member] | C000246534
Average Annual Return [Line Items]
Average Annual Return, Percent	0.71%
Federated Investors Inc. Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	(0.41%)
Federated Investors Inc. Index: Bloomberg US Universal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Universal Bond Index
Average Annual Return, Percent	0.43%
Federated Investors Inc. Index: Lipper Core Bond Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Core Bond Funds Average
Average Annual Return, Percent	0.17%